Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, equipment and software, net
Total Property, equipment and software	¥ 58,734			¥ 68,826
Less: Accumulated depreciation and amortization	(55,011)			(58,147)
Impairment loss				(7,642)
Total Property, equipment and software, net	3,723		$ 513	3,037
Depreciation and amortization	463	¥ 2,081
Buildings
Property, equipment and software, net
Total Property, equipment and software	3,752			2,594
Leasehold Improvements
Property, equipment and software, net
Total Property, equipment and software	46,189			57,162
Furniture and office equipment
Property, equipment and software, net
Total Property, equipment and software	2,461			2,738
Vehicles
Property, equipment and software, net
Total Property, equipment and software	1,633			1,633
Software And Software Development Costs
Property, equipment and software, net
Total Property, equipment and software	¥ 4,699			¥ 4,699